PROVISIONS - Estimated Undiscounted Amounts Of Cash Flows Required To Settle Obligations (Details) - 12 months ended Dec. 31, 2018 $ in Millions, $ in Millions	USD ($)	CAD ($)
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 182.9	$ 179.1
Rosebel Gold Mines N.V.
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 96.3	0.0
Average Real Discount Rates	0.80%
Essakane S.A.
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 86.6	0.0
Average Real Discount Rates	0.70%
Doyon
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 0.0	152.8
Average Real Discount Rates	0.30%
Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 0.0	$ 26.3
Average Real Discount Rates	0.20%